Employee Benefit Costs - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Wages and salaries	£ 2,424	£ 2,263	£ 2,553
Social security costs	218	219	201
Other pension and retirement benefit costs	115	108	133
Share-based payments - equity and cash-settled	74	74	85
Employee benefit costs	£ 2,831	£ 2,664	£ 2,972